Non-Current Provisions - Provisions for pensions and other post-employment benefits (Details) - EUR (€) € in Millions	6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020
United Kingdom | Actuarial assumption of discount rates
Disclosure of net defined benefit liability (asset) [Line Items]
Increase in actuarial assumption	0.50%
Decrease in actuarial assumption		(0.50%)
United Kingdom | Actuarial assumption of expected rates of inflation
Disclosure of net defined benefit liability (asset) [Line Items]
Increase in actuarial assumption	0.20%
Decrease in actuarial assumption		(0.05%)
United States | Actuarial assumption of discount rates
Disclosure of net defined benefit liability (asset) [Line Items]
Increase in actuarial assumption	0.30%
Decrease in actuarial assumption		(0.50%)
Eurozone | Actuarial assumption of expected rates of inflation
Disclosure of net defined benefit liability (asset) [Line Items]
Increase in actuarial assumption	0.25%
Pensions and other post-employment benefits
Disclosure of net defined benefit liability (asset) [Line Items]
Actuarial gains/(losses) on benefit obligations	€ 352	€ (454)	€ (963)
Plan assets | Pensions and other post-employment benefits
Disclosure of net defined benefit liability (asset) [Line Items]
Actuarial gains/(losses) on plan assets	€ (24)	€ 308	€ 696